Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	20 1 7	20 16

Commercial and Agricultural
Commercial	$48,122,263	$47,024,878
Agricultural	16,442,581	17,079,579

Real Estate
Commercial Construction	45,213,960	30,358,362
Residential Construction	8,583,446	11,830,447
Commercial	351,171,668	349,090,031
Residential	194,048,945	195,579,967
Farmland	67,767,655	66,877,197

Consumer and Other
Consumer	18,956,028	19,695,241
Other	14,977,309	16,747,861

Total Loans	$765,283,855	$754,283,563

Financing Receivable Credit Quality Indicators [Table Text Block]
201 7	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$46,468,726	$825,607	$827,930	$48,122,263
Agricultural	15,868,191	174,356	400,034	16,442,581

Real Estate
Commercial Construction	41,282,295	577,765	3,353,900	45,213,960
Residential Construction	8,583,446	-	-	8,583,446
Commercial	338,775,805	7,662,637	4,733,226	351,171,668
Residential	177,962,870	4,864,893	11,221,182	194,048,945
Farmland	66,334,906	444,095	988,654	67,767,655

Consumer and Other
Consumer	18,495,798	52,970	407,260	18,956,028
Other	14,968,677	8,632	-	14,977,309

Total Loans	$728,740,714	$14,610,955	$21,932,186	$765,283,855

201 6

Commercial and Agricultural
Commercial	$44,249,874	$1,861,757	$913,247	$47,024,878
Agricultural	16,585,646	192,445	301,488	17,079,579

Real Estate
Commercial Construction	28,425,373	1,349,447	583,542	30,358,362
Residential Construction	11,630,165	-	200,282	11,830,447
Commercial	327,561,169	9,403,077	12,125,785	349,090,031
Residential	178,618,510	5,658,526	11,302,931	195,579,967
Farmland	65,074,715	839,362	963,120	66,877,197

Consumer and Other
Consumer	19,071,739	225,959	397,543	19,695,241
Other	16,747,861	-	-	16,747,861

Total Loans	$707,965,052	$19,530,573	$26,787,938	$754,283,563

Past Due Financing Receivables [Table Text Block]
	Accruing Loans
201 7	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loan s	Total Loans

Commercial and Agricultural
Commercial	$328,483	$-	$328,483	$598,305	$47,195,475	$48,122,263
Agricultural	110,482	-	110,482	398,509	15,933,590	16,442,581

Real Estate
Commercial Construction	27,062	-	27,062	477,043	44,709,855	45,213,960
Residential Construction	119,443	-	119,443	-	8,464,003	8,583,446
Commercial	918,997	-	918,997	2,172,229	348,080,442	351,171,668
Residential	2,482,276	-	2,482,276	2,829,966	188,736,703	194,048,945
Farmland	318,329	-	318,329	838,577	66,610,749	67,767,655

Consumer and Other
Consumer	246,175		246,175	188,073	18,521,780	18,956,028
Other	7,158	-	7,158	-	14,970,151	14,977,309

Total Loans	$4,558,405	$-	$4,558,405	$7,502,702	$753,222,748	$765,283,855

201 6

Commercial and Agricultural
Commercial	$419,969	$-	$419,969	$634,955	$45,969,954	$47,024,878
Agricultural	33,046	-	33,046	208,522	16,838,011	17,079,579

Real Estate
Commercial Construction	54,001	-	54,001	190,494	30,113,867	30,358,362
Residential Construction	-	-	-	-	11,830,447	11,830,447
Commercial	491,468	-	491,468	6,360,176	342,238,387	349,090,031
Residential	3,178,833	-	3,178,833	3,944,337	188,456,797	195,579,967
Farmland	95,309	-	95,309	799,556	65,982,332	66,877,197

Consumer and Other
Consumer	196,242	122	196,364	212,026	19,286,851	19,695,241
Other	-	-	-	-	16,747,861	16,747,861

Total Loans	$4,468,868	$122	$4,468,990	$12,350,066	$737,464,507	$754,283,563

Impaired Financing Receivables [Table Text Block]
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$598,305	$598,305	$-	$633,528	$33,283	$33,868
Agricultural	485,132	398,509	-	296,578	11,046	19,376
Commercial Construction	54,306	54,306	-	141,396	3,526	3,836
Residential Construction	-	-	-	79,295	-	-
Commercial Real Estate	12.637,057	12,637,057	-	12,808,414	559,601	549,825
Residential Real Estate	4,977,769	4,579,614	-	4,566,041	211,318	226,684
Farmland	840,110	838,577	-	790,967	54,367	58,085
Consumer	188,073	188,073	-	186,348	8,576	9,452

	$19,780,752	$19,294,441	$-	$19,502,567	$881,717	$901,126

With An Allowance Recorded
Commercial	$-	$-	$-	$-	$-	$-
Agricultural	-	-	-	-	-	-
Commercial Construction	493,067	493,067	65,635	241,063	22,626	32,922
Residential Construction	-	-	-	-	-	-
Commercial Real Estate	5,729,300	5,729,300	1,712,557	6,599,144	228,745	237,066
Residential Real Estate	108,859	108,859	27,123	482,228	4,261	7,446
Farmland	371,376	371,376	21,369	375,595	22,121	22,021
Consumer	-	-	-	-	-	-

	$6,702,602	$6,702,602	$1,826,684	$7,698,030	$277,753	$299,455

Total
Commercial	$598,305	$598,305	$-	$633,528	$33,283	$33,868
Agricultural	485,132	398,509	-	296,578	11,046	19,376
Commercial Construction	547,373	547,373	65,635	382,459	26,152	36,758
Residential Construction	-	-	-	79,295	-	-
Commercial Real Estate	18,366,357	18,366,357	1,712,557	19,407,558	788,346	786,891
Residential Real Estate	5,086,628	4,688,473	27,123	5,048,269	215,579	234,130
Farmland	1,211,486	1,209,953	21,369	1,166,562	76,488	80,106
Consumer	188,073	188,073	-	186,348	8,576	9,452

	$26,483,354	$25,997,043	$1,826,684	$27,200,597	$1,159,470	$1,200,581
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$634,955	$634,955	$-	$539,099	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	190,494	190,494	-	697,893	6,630	7,127
Commercial Real Estate	14,357,601	14,276,688	-	14,274,719	567,349	560,354
Residential Real Estate	4,261,558	3,952,139	-	4,553,322	73,099	190,373
Farmland	920,666	799,556	-	1,016,395	21,526	26,012
Consumer	212,376	212,026	-	213,309	9,599	12,036

	$20,806,832	$20,274,380	$-	$21,505,109	$711,560	$835,456

With An Allowance Recorded
Commercial	$-	$-	$-	$30,270	$-	$-
Agricultural	-	-	-	-	-	-
Commercial Construction	72,296	72,296	21,135	74,098	1,532	1,416
Commercial Real Estate	8,557,582	8,467,135	3,021,943	8,339,666	238,684	235,749
Residential Real Estate	1,475,594	1,467,833	362,521	1,042,750	27,759	32,260
Farmland	379,851	379,851	29,173	384,056	21,098	21,310
Consumer	-	-	-	-	-	-

	$10,485,323	$10,387,115	$3,434,772	$9,870,840	$289,073	$290,735

Total
Commercial	$634,955	$634,955	$-	$569,369	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	262,790	262,790	21,135	771,991	8,162	8,543
Commercial Real Estate	22,915,183	22,743,823	3,021,943	22,614,385	806,033	796,103
Residential Real Estate	5,737,152	5,419,972	362,521	5,596,072	100,858	222,633
Farmland	1,300,517	1,179,407	29,173	1,400,451	42,624	47,322
Consumer	212,376	212,026	-	213,309	9,599	12,036

	$31,292,155	$30,661,495	$3,434,772	$31,375,949	$1,000,633	$1,126,191
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$454,423	$454,013	$-	$534,814	$17,259	$21,253
Agricultural	195,654	178,021	-	163,078	(9,957)	10,334
Commercial Construction	6,887,522	1,896,938	-	2,867,061	25,788	27,007
Commercial Real Estate	15,569,340	15,122,486	-	15,430,252	529,376	530,699
Residential Real Estate	5,429,121	4,575,547	-	4,715,162	175,484	159,148
Farmland	1,104,887	1,103,353	-	1,339,863	583	2,076
Consumer	179,908	178,435	-	190,566	13,745	14,907
Other	-	-	-	48,438	-	-

	$29,820,855	$23,508,793	$-	$25,289,234	$752,278	$765,424

With An Allowance Recorded
Commercial	$122,928	$122,928	$94,538	$99,749	$2,275	$2,438
Agricultural	-	-	-	-	-	-
Commercial Construction	76,644	76,644	25,344	92,200	375	375
Commercial Real Estate	8,969,329	8,955,503	1,607,962	6,673,087	213,693	208,657
Residential Real Estate	1,083,127	1,075,367	308,188	1,088,380	16,380	15,873
Farmland	387,968	387,969	37,386	391,060	20,880	20,954
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	$10,639,996	$10,618,411	$2,073,418	$8,344,476	$253,603	$248,297

Total
Commercial	$577,351	$576,941	$94,538	$634,563	$19,534	$23,691
Agricultural	195,654	178,021	-	163,078	(9,957)	10,334
Commercial Construction	6,964,166	1,973,582	25,344	2,959,261	26,163	27,382
Commercial Real Estate	24,538,669	24,077,989	1,607,962	22,103,339	743,069	739,356
Residential Real Estate	6,512,248	5,650,914	308,188	5,803,542	191,864	175,021
Farmland	1,492,855	1,491,322	37,386	1,730,923	21,463	23,030
Consumer	179,908	178,435	-	190,566	13,745	14,907
Other	-	-	-	48,438	-	-

	$40,460,851	$34,127,204	$2,073,418	$33,633,710	$1,005,881	$1,013,721

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Troubled Debt Restructurings

201 7	# of Contracts	Pre-Modification	Post-Modification

Commercial Real Estate	-	$-	$-
Residential Real Estate	-	-	-

Total Loans	-	$-	$-

201 6

Commercial Real Estate	1	$91,280	$91,097
Residential Real Estate	1	354,784	354,784

Total Loans	2	$446,064	$445,881

2015

Commercial Real Estate	1	$513,868	$505,978
Residential Real Estate	2	1,106,345	1,035,590

Total Loans	3	$1,620,213	$1,541,568

Troubled Debt Restructurings That Subsequently Default [Table Text Block]
	201 7		201 6		201 5
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Residentia l Real Estate	-	$-	1	$89,297	-	$-

Total Loans	-	$-	1	$89,297	-	$-